Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
While we have not granted any stock options to NEOs in 2025, grants of options to purchase our common stock, including for our NEOs, are generally based upon a predetermined schedule each year as a part of the annual compensation process described in the “Long-Term Equity Incentive” section above. If annual long-term incentive compensation is determined to be appropriate, our board, the compensation committee or applicable designee approves any annual grants of equity awards, which can include stock options, for continuing team members in the first fiscal quarter commensurate with the prescheduled board and committee meetings. The grant dates of stock options are generally selected so as not to be within a short period of time, as described in the SEC’s Staff Accounting Bulletin 120 (SAB 120), prior to the release of MNPI such as on Forms 8-K, 10-Q or 10-K. Grants of stock options may occur at other times during the year due to business needs, such as for a newly hired team members or officers or newly appointed board members, though our current compensation program does not include stock options. The board, compensation committee or applicable designee does not anticipate the timing of disclosure of MNPI when determining the timing and terms of such awards, and we do not time the release of MNPI for the purpose of affecting the value of executive compensation. Exercise prices of stock options are based on the closing price of the underlying common stock on the grant date, subject to the applicable rules for non-qualified stock options and incentive stock options under our equity plan. Vesting dates for stock options typically follow a standard monthly cadence and would not be timed to anticipate the release of MNPI.
There were no grants of options to our NEOs within four business days before or one business day after the release of MNPI on Forms 8-K, 10-Q or 10-K in 2025. As such, no table of such option grants is presented under Item 402(x) of Regulation S-K.

Award Timing Method	While we have not granted any stock options to NEOs in 2025, grants of options to purchase our common stock, including for our NEOs, are generally based upon a predetermined schedule each year as a part of the annual compensation process described in the “Long-Term Equity Incentive” section above. If annual long-term incentive compensation is determined to be appropriate, our board, the compensation committee or applicable designee approves any annual grants of equity awards, which can include stock options, for continuing team members in the first fiscal quarter commensurate with the prescheduled board and committee meetings. The grant dates of stock options are generally selected so as not to be within a short period of time, as described in the SEC’s Staff Accounting Bulletin 120 (SAB 120), prior to the release of MNPI such as on Forms 8-K, 10-Q or 10-K. Grants of stock options may occur at other times during the year due to business needs, such as for a newly hired team members or officers or newly appointed board members, though our current compensation program does not include stock options. The board, compensation committee or applicable designee does not anticipate the timing of disclosure of MNPI when determining the timing and terms of such awards, and we do not time the release of MNPI for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
While we have not granted any stock options to NEOs in 2025, grants of options to purchase our common stock, including for our NEOs, are generally based upon a predetermined schedule each year as a part of the annual compensation process described in the “Long-Term Equity Incentive” section above. If annual long-term incentive compensation is determined to be appropriate, our board, the compensation committee or applicable designee approves any annual grants of equity awards, which can include stock options, for continuing team members in the first fiscal quarter commensurate with the prescheduled board and committee meetings. The grant dates of stock options are generally selected so as not to be within a short period of time, as described in the SEC’s Staff Accounting Bulletin 120 (SAB 120), prior to the release of MNPI such as on Forms 8-K, 10-Q or 10-K. Grants of stock options may occur at other times during the year due to business needs, such as for a newly hired team members or officers or newly appointed board members, though our current compensation program does not include stock options. The board, compensation committee or applicable designee does not anticipate the timing of disclosure of MNPI when determining the timing and terms of such awards, and we do not time the release of MNPI for the purpose of affecting the value of executive compensation. Exercise prices of stock options are based on the closing price of the underlying common stock on the grant date, subject to the applicable rules for non-qualified stock options and incentive stock options under our equity plan. Vesting dates for stock options typically follow a standard monthly cadence and would not be timed to anticipate the release of MNPI.

MNPI Disclosure Timed for Compensation Value	false